Equity (Tables)	12 Months Ended
Dec. 31, 2019
Text Block1 [Abstract]
Authorized Shares and Common Shares Issued and Fully Paid

23(a)Common shares

	As of December 31,
	2019	2018
Authorized shares	Number of shares	Number of shares
Common shares of US$0.01 each	50,000,000	50,000,000

Common shares issued and fully paid	Number of shares	US$’000
At December 31, 2019	13,830,769	138
At December 31, 2018	13,830,769	138
At January 1, 2018	13,830,769	138

Disaggregation of Changes of Other Comprehensive Income by Each Type of Reserve in Equity

The disaggregation of changes of other comprehensive income by each type of reserve in equity is shown below:

	For the year ended December 31, 2019
	Remeasurement of defined benefit plans	Financial assets at FVOCI reserve	Foreign currency translation reserve	Total
	US$’000	US$’000	US$’000	US$’000
Exchange difference on translation of foreign operations	—	—	10,677	10,677
Re-measuring losses on defined benefit plans	(1,382)	—	—	(1,382)
Changes in faire value of financial assets at fair value through other comprehensive income	—	1,336	—	1,336
	(1,382)	1,336	10,677	10,631

	For the year ended December 31, 2018
	Remeasurement of defined benefit plans	Available-for-sale reserve	Financial assets at FVOCI reserve	Foreign currency translation reserve	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Reclassification of application of IFRS 9	—	(1,717)	1,717	—	—
Exchange difference on translation of foreign operations	—	—	—	(4,388)	(4,388)
Re-measuring losses on defined benefit plans	(328)	—	—	—	(328)
Changes in faire value of financial assets at fair value through other comprehensive income	—	—	(335)	—	(335)
	(328)	(1,717)	1,382	(4,388)	(5,051)

	For the year ended December 31, 2017
	Remeasurement of defined benefit plans	Available-for-sale reserve	Foreign currency translation reserve	Total
	US$’000	US$’000	US$’000	US$’000
Exchange difference on translation of foreign operations	—	—	15,882	15,882
Cumulative translation differences reclassified to profit or loss on liquidation of a subsidiary	—	—	248	248
Re-measuring losses on defined benefit plans	(618)	—	—	(618)
Net loss on available-for-sale financial assets	—	(64)	—	(64)
	(618)	(64)	16,130	15,448